Debt - Schedule of Debt Outstanding (Parenthetical) (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Aug. 31, 2021
Term Loan, Third Incremental
Debt Instrument [Line Items]
Unamortized debt issuance costs			$ 6,000,000
Term Loan, B-1
Debt Instrument [Line Items]
Unamortized debt issuance costs	$ 9,000,000	$ 8,000,000
$300m Revolving Credit Facility, Amended
Debt Instrument [Line Items]
Line of credit, maximum borrowing capacity	$ 300,000,000	$ 294,000,000		$ 294,000,000